Loans and Borrowings - Summary of Reconciliation of Movements of Liabilities to Cash Flows from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	$ 2,175	$ 14,868
Changes from financing cash flows
Proceeds from issuance of CRPS		463
Proceeds from bank loans	109	1,980
Payment of bank loans	(1,019)	(176)
Payment of lease liabilities	(35)	(24)
Interest paid	(160)	(108)
Total changes from financing cash flows	(1,105)	2,135
Effect of changes in foreign exchange rates	(2)	(5)
Other changes
Recognition of lease liabilities	72	106
Derecognition of lease liabilities	(13)
Secured bank loans for asset acquisition	18	20
Interest expense	165	1,701
CRPS converted to GHL ordinary shares		(16,650)
Acquisition through business combination	55
Total liability-related other changes	297	(14,823)
Balance at December 31	1,365	2,175
Convertible redeemable preference shares
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	0	10,767
Changes from financing cash flows
Proceeds from issuance of CRPS		436
Proceeds from bank loans		0
Payment of bank loans		0
Payment of lease liabilities		0
Interest paid		0
Total changes from financing cash flows		436
Effect of changes in foreign exchange rates		0
Other changes
Recognition of lease liabilities		0
Derecognition of lease liabilities		0
Secured bank loans for asset acquisition		0
Interest expense		1,570
CRPS converted to GHL ordinary shares		(12,773)
Total liability-related other changes		(11,203)
Balance at December 31		0
Bank loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	138	212
Changes from financing cash flows
Proceeds from issuance of CRPS		0
Proceeds from bank loans	109	60
Payment of bank loans	(161)	(151)
Payment of lease liabilities	0	0
Interest paid	(8)	(23)
Total changes from financing cash flows	(60)	(114)
Effect of changes in foreign exchange rates	(3)	(3)
Other changes
Recognition of lease liabilities	0	0
Derecognition of lease liabilities	0	0
Secured bank loans for asset acquisition	18	20
Interest expense	7	23
CRPS converted to GHL ordinary shares		0
Acquisition through business combination	18
Total liability-related other changes	43	43
Balance at December 31	118	138
Term Loan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	1,914	0
Changes from financing cash flows
Proceeds from issuance of CRPS		0
Proceeds from bank loans	0	1,920
Payment of bank loans	(858)	(25)
Payment of lease liabilities	0	0
Interest paid	(140)	(83)
Total changes from financing cash flows	(998)	1,812
Effect of changes in foreign exchange rates	0	(1)
Other changes
Recognition of lease liabilities	0	0
Derecognition of lease liabilities	0	0
Secured bank loans for asset acquisition	0	0
Interest expense	145	103
CRPS converted to GHL ordinary shares		0
Acquisition through business combination	0
Total liability-related other changes	145	103
Balance at December 31	1,061	1,914
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	123	39
Changes from financing cash flows
Proceeds from issuance of CRPS		0
Proceeds from bank loans	0	0
Payment of bank loans	0	0
Payment of lease liabilities	(35)	(24)
Interest paid	(12)	(2)
Total changes from financing cash flows	(47)	(26)
Effect of changes in foreign exchange rates	1	(1)
Other changes
Recognition of lease liabilities	72	106
Derecognition of lease liabilities	(13)
Secured bank loans for asset acquisition	0	0
Interest expense	13	5
CRPS converted to GHL ordinary shares		0
Acquisition through business combination	37
Total liability-related other changes	109	111
Balance at December 31	186	123
Equity component of convertible redeemable preference shares
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	$ 0	3,850
Changes from financing cash flows
Proceeds from issuance of CRPS		27
Proceeds from bank loans		0
Payment of bank loans		0
Payment of lease liabilities		0
Interest paid		0
Total changes from financing cash flows		27
Effect of changes in foreign exchange rates		0
Other changes
Recognition of lease liabilities		0
Derecognition of lease liabilities		0
Secured bank loans for asset acquisition		0
Interest expense		0
CRPS converted to GHL ordinary shares		(3,877)
Total liability-related other changes		(3,877)
Balance at December 31		$ 0